UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
 (Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Item 1.  Schedule of Investments

The Marsico Investment Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2008
(Unaudited)

	Number	Market	Percent
	of	Value	of Net
	Shares	in Dollars	Assets
COMMON STOCKS

Aerospace/Defense
General Dynamics Corporation	1,308,844	$75,376,326	3.10%
Lockheed Martin Corporation	1,517,004	127,549,696	5.26
		202,926,022	8.36
Agricultural Chemicals
Monsanto Company	1,414,312	99,496,849	4.10

Casino Hotels
Las Vegas Sands Corp.*	6,174,940	36,617,394	1.51
Wynn Resorts Ltd.*	1,339,478	56,606,340	2.33
		93,223,734	3.84
Commercial Banks - Non-U.S.
Industrial and Commercial Bank of China Ltd. - Cl. H	126,513,100	67,167,875	2.77

Commercial Services - Finance
MasterCard, Inc. - Cl. A	567,275	81,080,616	3.34
Visa, Inc. - Cl. A	2,545,275	133,499,674	5.50
		214,580,290	8.84
Computers
Apple, Inc.*	718,581	61,330,888	2.53

Diversified Banking Institution
The Goldman Sachs Group, Inc.	1,260,706	106,390,979	4.38
JPMorgan Chase & Co.	1,945,012	61,326,228	2.53
		167,717,207	6.91
Industrial Gases
Air Products and Chemicals, Inc.	532,321	26,759,777	1.10

Medical - Biomedical/Genetic
Genentech, Inc.*	1,941,042	160,931,792	6.63
Gilead Sciences, Inc.*	925,583	47,334,315	1.95
		208,266,107	8.58
Medical - Drugs
Schering-Plough Corporation	1,414,382	24,086,925	0.99

Medical Products
Johnson & Johnson	585,135	35,008,627	1.44

Oil & Gas Drilling
Transocean, Inc.*	1,434,854	67,796,852	2.79

Retail - Building Products
Lowe's Companies, Inc.	4,335,365	93,297,055	3.85

Retail - Discount
Target Corporation	1,448,623	50,020,952	2.06
Wal-Mart Stores, Inc.	1,833,618	102,792,625	4.24
		152,813,577	6.30
Retail - Drug Store
CVS Caremark Corporation	3,935,624	113,109,834	4.66

Retail - Restaurants
McDonald's Corporation	4,716,344	293,309,433	12.09

Super-Regional Banks - U.S.
U.S. Bancorp	3,017,071	75,456,946	3.11
Wells Fargo & Company	3,990,201	117,631,126	4.85
		193,088,072	7.96
Transportation - Rail
Norfolk Southern Corporation	1,098,254	51,672,851	2.13
Union Pacific Corporation	2,385,889	114,045,494	4.70
		165,718,345	6.83
Web Portals/Internet Service Providers
Google, Inc. - Cl. A*	94,307	29,013,549	1.20

Wireless Equipment
QUALCOMM, Inc.	1,576,909	56,500,649	2.33

TOTAL COMMON STOCKS
(Cost $2,498,792,918)		2,365,211,667	97.47

SHORT-TERM INVESTMENTS

SSgA Money Market Fund, 1.28%	1	1	0.00
SSgA Prime Money Market Funds, 1.28%	17,537,667	17,537,667	0.72
SSgA U.S. Government Money Market Fund, 0.14%	47,965,092	47,965,092	1.98
SSgA U.S. Treasury Money Market Fund, 0.04%	1	1	0.00

SHORT-TERM INVESTMENTS
(Cost $65,502,761)		65,502,761	2.70

TOTAL INVESTMENTS
(Cost $2,564,295,679)		2,430,714,428	100.17

Liabilities Less Cash and Other Assets		(4,137,687)	(0.17)

NET ASSETS		$2,426,576,741	100.00%

* Non-income producing.
See notes to Schedule of Investments

Marsico Growth Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2008
(Unaudited)

	Number	Market	Percent
	of	Value	of Net
	Shares	in Dollars	Assets
COMMON STOCKS

Aerospace/Defense
General Dynamics Corporation	929,234	$53,514,586	4.19%
Lockheed Martin Corporation	838,163	70,472,745	5.52
		123,987,331	9.71
Agricultural Chemicals
Monsanto Company	751,563	52,872,457	4.14

Athletic Footwear
NIKE, Inc. - Cl. B	632,891	32,277,441	2.53

Casino Hotels
Las Vegas Sands Corp.*	3,546,636	21,031,551	1.65
Wynn Resorts Ltd.*	714,178	30,181,162	2.36
		51,212,713	4.01
Commercial Banks - Non-U.S.
Industrial and Commercial Bank of China Ltd. - Cl. H	72,486,000	38,484,003	3.01

Commercial Services - Finance
MasterCard, Inc. - Cl. A	321,886	46,007,166	3.60
Visa, Inc. - Cl. A	890,306	46,696,550	3.66
		92,703,716	7.26
Computers
Apple, Inc.*	377,533	32,222,442	2.52

Diversified Banking Institution
The Goldman Sachs Group, Inc.	360,668	30,436,773	2.38
JPMorgan Chase & Co.	449,170	14,162,330	1.11
		44,599,103	3.49
E-Commerce/Products
Amazon.com, Inc.*	93,692	4,804,526	0.38

Engineering/R&D Services
ABB Ltd. Spon. ADR	527,567	7,918,781	0.62

Enterprise Software/Servers
Oracle Corporation*	330,661	5,862,620	0.46

Industrial Gases
Praxair, Inc.	393,967	23,385,881	1.83

Machinery - Farm
Deere & Company	144,554	5,539,309	0.43

Medical - Biomedical/Genetic
Genentech, Inc.*	990,110	82,090,020	6.43
Gilead Sciences, Inc.*	228,364	11,678,535	0.91
		93,768,555	7.34
Medical - Drugs
Schering-Plough Corporation	789,005	13,436,755	1.05

Medical Products
Johnson & Johnson	258,001	15,436,200	1.21

Multimedia
The Walt Disney Company	261,078	5,923,860	0.46

Oil - Field Services
Schlumberger Ltd.	333,519	14,117,859	1.10

Oil & Gas Drilling
Transocean, Inc.*	499,889	23,619,755	1.85

Oil Companies - Exploration & Production
Devon Energy Corporation	80,375	5,281,441	0.41

Oil Companies - Integrated
Petroleo Brasileiro S.A. ADR	305,387	7,478,928	0.59

Retail - Building Products
Lowe's Companies, Inc.	2,024,098	43,558,589	3.41

Retail - Discount
Costco Wholesale Corporation	663,017	34,808,392	2.73
Target Corporation	556,196	19,205,448	1.50
Wal-Mart Stores, Inc.	600,881	33,685,389	2.64
		87,699,229	6.87
Retail - Drug Store
CVS Caremark Corporation	1,526,270	43,865,000	3.43

Retail - Restaurants
McDonald's Corporation	1,607,641	99,979,194	7.83
YUM! Brands, Inc.	1,522,956	47,973,114	3.75
		147,952,308	11.58
Super-Regional Banks - U.S.
U.S. Bancorp	1,693,605	42,357,061	3.32
Wells Fargo & Company	2,239,864	66,031,191	5.17
		108,388,252	8.49
Transportation - Rail
Norfolk Southern Corporation	712,186	33,508,351	2.62
Union Pacific Corporation	1,204,670	57,583,226	4.51
		91,091,577	7.13
Web Portals/Internet Service Providers
Google, Inc. - Cl. A*	55,092	16,949,054	1.33

Wireless Equipment
QUALCOMM, Inc.	850,912	30,488,177	2.39

TOTAL COMMON STOCKS
(Cost $1,243,878,920)		1,264,925,862	99.03

PREFERRED STOCKS

Super-Regional Banks - U.S.
Wachovia Corporation, 8.00%, 12/31/49	252,275	5,539,959	0.43

TOTAL PREFERRED STOCKS
(Cost $4,848,267)		5,539,959	0.43

SHORT-TERM INVESTMENTS

SSgA Money Market Fund, 1.16%	1	1	0.00
SSgA Prime Money Market Funds, 1.72%	1	1	0.00
SSgA U.S. Government Money Market Fund, 0.14%	7,477,621	7,477,621	0.59
SSgA U.S. Treasury Money Market Fund, 0.04%	1	1	0.00

SHORT-TERM INVESTMENTS
(Cost $7,477,624)		7,477,624	0.59

TOTAL INVESTMENTS
(Cost $1,256,204,811)		1,277,943,445	100.05

Liabilities Less Cash and Other Assets		(662,115)	(0.05)

NET ASSETS		$1,277,281,330	100.00%

* Non-income producing.
See notes to Schedule of Investments.

Marsico 21st Century Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2008
(Unaudited)
	Number	Market	Percent
	of	Value	of Net
	Shares	in Dollars	Assets
COMMON STOCKS

Aerospace/Defense
Raytheon Company	753,796	$38,473,748	3.19%

Agricultural Chemicals
Monsanto Company	720,323	50,674,723	4.20

Applications Software
Citrix Systems, Inc.*	1,034,271	24,377,768	2.02

Brewery
Heineken Holding N.V.	1,344,152	38,395,191	3.18

Building Products - Cement/Aggregates
Martin Marietta Materials, Inc.	72,915	7,078,588	0.59

Casino Hotels
Las Vegas Sands Corp.*	1,978,466	11,732,303	0.97
Wynn Resorts Ltd.*	544,438	23,007,950	1.91
		34,740,253	2.88

Commercial Banks - U.S.
City National Corporation	495,660	24,138,642	2.00

Commercial Services
Live Nation, Inc.*	1,328,806	7,627,346	0.63

Commercial Services - Finance
MasterCard, Inc. - Cl. A	550,418	78,671,245	6.52
Visa, Inc. - Cl. A	677,710	35,545,890	2.95
		114,217,135	9.47

Computers
Apple, Inc.*	136,444	11,645,495	0.97

Diversified Banking Institution
The Goldman Sachs Group, Inc.	465,359	39,271,646	3.25
JPMorgan Chase & Co.	1,896,850	59,807,681	4.96
		99,079,327	8.21

E-Commerce/Products
Blue Nile, Inc.*	235,664	5,771,411	0.48

Engineering/R&D Services
AECOM Technology Corporation*	841,017	25,844,452	2.14

Finance - Investment Banker/Broker
Duff & Phelps Corporation - Cl. A*	829,448	15,859,046	1.31
Jefferies Group, Inc.	1,508,236	21,205,798	1.76
		37,064,844	3.07

Hotels & Motels
Starwood Hotels & Resorts Worldwide, Inc.	359,567	6,436,249	0.53

Investment Management/Advisory Services
Oaktree Capital Group, LLC - Cl. A 144a†	2,051,000	36,918,000	3.06

Medical - Biomedical/Genetic
Gilead Sciences, Inc.*	629,021	32,168,134	2.67

Medical - Generic Drugs
Perrigo Company	177,826	5,745,558	0.48

Medical Information Systems
athenahealth, Inc.*	284,349	10,697,209	0.89

Oil & Gas Drilling
Diamond Offshore Drilling, Inc.	148,368	8,744,810	0.72

Power Conversion/Supply Equipment
Energy Conversion Devices, Inc.*	390,237	9,837,875	0.81
Vestas Wind Systems A/S*	959,081	56,438,794	4.68
		66,276,669	5.49

Real Estate Operating/Development
The St. Joe Company*	791,118	19,239,990	1.59

Resorts/Theme Parks
Vail Resorts, Inc.*	886,704	23,586,326	1.95

Retail - Apparel/Shoes
J. Crew Group, Inc.*	519,809	6,341,670	0.53

Retail - Building Products
The Home Depot, Inc.	2,399,602	55,238,838	4.58

Retail - Discount
Costco Wholesale Corporation	1,493,076	78,386,490	6.50

Retail - Major Department Store
Saks, Inc.*	3,141,263	13,758,732	1.14

Savings & Loans/Thrifts
People's United Financial, Inc.	1,252,278	22,328,117	1.85

Super-Regional Banks - U.S.
SunTrust Banks, Inc.	920,654	27,196,119	2.25
U.S. Bancorp	1,629,848	40,762,499	3.38
Wells Fargo & Company	2,750,032	81,070,943	6.72
		149,029,561	12.35

Transportation - Rail
Canadian National Railway Company	1,173,838	43,150,285	3.58

Wireless Equipment
Crown Castle International Corp.*	466,788	8,206,133	0.68

TOTAL COMMON STOCKS
(Cost $1,342,295,992)		1,105,381,694	91.62

SHORT-TERM INVESTMENTS

SSgA Money Market Fund, 1.16%	1	1	0.00
SSgA Prime Money Market Funds, 1.28%	43,141,061	43,141,061	3.58
SSgA U.S. Government Money Market Fund, 0.14%	53,345,578	53,345,578	4.42
SSgA U.S. Treasury Money Market Fund, 0.04%	1	1	0.00

SHORT-TERM INVESTMENTS
(Cost $96,486,641)		96,486,641	8.00

TOTAL INVESTMENTS
(Cost $1,438,782,633)		1,201,868,335	99.62

Cash and Other Assets Less Liabilities		4,552,406	0.38

NET ASSETS		$1,206,420,741	100.00%

* Non-income producing.
† The security is valued at its fair value as determined in good faith by Marsico Capital Management, LLC, investment advisor to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

See notes to Schedule of Investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2008
(Unaudited)

	Number	Market	Percent
	of	Value	of Net
	Shares	in Dollars	Assets
COMMON STOCKS

Advertising Services
JC Decaux S.A.	183,940	$3,181,451	0.81%

Airlines
Singapore Airlines Ltd.	246,000	1,934,775	0.50

Apparel Manufacturers
Esprit Holdings, Ltd.	930,000	5,299,519	1.36

Audio/Video Products
Panasonic Corporation	103,000	1,266,099	0.32

Automotive - Cars/Light Trucks
Bayerische Motoren Werke AG	125,886	3,865,358	0.99
Honda Motor Co., Ltd.	197,200	4,200,098	1.07
		8,065,456	2.06

Brewery
Heineken N.V.	351,177	10,751,889	2.75

Building - Residential/Commercial
Gafisa S.A.	601,081	2,703,834	0.69

Building Products - Air/Heating
Daikin Industries, Ltd.	169,673	4,462,146	1.14

Building Products - Cement/Aggregates
CEMEX, S.A.B. de C.V. Spon. ADR*	874,528	7,993,186	2.04

Casino Hotels
Las Vegas Sands Corp.*	618,306	3,666,555	0.94

Cellular Telecommunications
Vodafone Group PLC	3,992,455	8,175,144	2.09

Chemicals - Specialty
Lonza Group AG	142,575	13,218,316	3.38

Commercial Banks - Non-U.S.
ICICI Bank Ltd. Spon. ADR	204,175	3,930,369	1.01
Industrial and Commercial Bank of China Ltd. - Cl. H	6,909,000	3,668,101	0.94
Julius Baer Holding Ltd.	163,554	6,338,910	1.62
Mizuho Financial Group, Inc.†	1,586	4,519,951	1.16
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	147,329	9,520,400	2.43
		27,977,731	7.16

Computers
Research In Motion, Ltd.*	34,360	1,394,329	0.36

Diversified Banking Institution
BNP Paribas	128,861	5,562,221	1.42
Credit Suisse Group AG	457,035	12,808,200	3.28
HSBC Holdings PLC	405,569	3,969,376	1.01
		22,339,797	5.71

Electric Components - Miscellaneous
Hon Hai Precision Industry Co., Ltd.	2,955,550	5,827,637	1.49

Engineering/R&D Services
ABB Ltd.	305,180	4,654,035	1.19

Finance - Investment Banker/Broker
Daiwa Securities Group, Inc.	843,000	5,060,796	1.29

Food - Miscellaneous/Diversified
Nestlé S.A.	280,091	11,091,074	2.84

Food - Retail
Tesco PLC	2,259,075	11,763,046	3.01

Hotels & Motels
Accor S.A.	161,806	7,970,496	2.04

Import/Export
Marubeni Corporation	1,787,000	6,841,633	1.75

Industrial Gases
Linde AG	120,237	10,091,317	2.58

Machinery - General Industrial
ALSTOM S.A.	100,873	6,011,496	1.54

Medical - Biomedical/Genetic
CSL Ltd.	532,667	12,561,268	3.21

Medical - Drugs
Actelion Ltd.*	77,101	4,361,719	1.12
Roche Holding AG	54,927	8,503,637	2.17
		12,865,356	3.29

Medical - Generic Drugs
Teva Pharmaceutical Industries Ltd. Spon. ADR	334,067	14,221,232	3.64

Oil & Gas Drilling
Transocean, Inc.*	124,785	5,896,091	1.51

Oil Companies - Exploration & Production
CNOOC Ltd.	4,166,800	3,963,356	1.01

Oil Companies - Integrated
BG Group PLC	519,491	7,190,561	1.84
BP PLC	955,821	7,378,385	1.89
Petroleo Brasileiro S.A. ADR	331,944	8,129,309	2.08
		22,698,255	5.81

Power Conversion/Supply Equipment
Gamesa Corporación Tecnológica S.A.	486,258	8,866,043	2.27
Vestas Wind Systems A/S*	280,907	16,530,462	4.23
		25,396,505	6.50

Real Estate Operating/Development
CapitaLand Ltd.	456,000	994,960	0.25
Cheung Kong (Holdings) Ltd.	471,000	4,493,166	1.15
Sumitomo Realty & Development Co., Ltd.	62,000	931,992	0.24
		6,420,118	1.64

Retail - Apparel/Shoes
H&M Hennes & Mauritz AB	51,340	2,042,053	0.52

Retail - Jewelry
Compagnie Financière Richemont SA	102,861	1,959,901	0.50

Seismic Data Collection
CGG - Veritas*	202,594	3,032,562	0.78

Semiconductor Component - Integrated Circuitry
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	1,528,605	12,075,980	3.09

Soap & Cleaning Preparations
Reckitt Benckiser Group PLC	146,797	5,500,614	1.41

Telephone - Integrated
Telefonica, S.A.	379,481	8,565,521	2.19

Toys
Nintendo Co., Ltd.	39,500	15,094,990	3.86

Wireless Equipment
Nokia Oyj	379,124	5,949,361	1.52
Rogers Communications, Inc. - Cl. B	403,290	11,953,326	3.06
		17,902,687	4.58

TOTAL COMMON STOCKS
(Cost $462,816,636)		361,938,246	92.58

SHORT-TERM INVESTMENTS

SSgA Prime Money Market Funds, 1.28%	9,164,734	9,164,734	2.35
SSgA U.S. Government Money Market Fund, 0.14%	17,447,485	17,447,485	4.46
SSgA U.S. Treasury Money Market Fund, 0.04%	1	1	0.00

SHORT-TERM INVESTMENTS
(Cost $26,612,220)		26,612,220	6.81

TOTAL INVESTMENTS
(Cost $489,428,856)		388,550,466	99.39

Cash and Other Assets Less Liabilities		2,400,547	0.61

NET ASSETS		$390,951,013	100.00%

* Non-income producing.
† The security is valued at its fair value as determined in good faith by Marsico Capital Management, LLC, investment advisor to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

See notes to Schedule of Investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Australia	$12,561,268	3.21%
Brazil	20,353,543	5.20
Canada	13,347,655	3.42
China	3,668,101	0.94
Denmark	16,530,462	4.23
Finland	5,949,361	1.52
France	25,758,226	6.59
Germany	13,956,675	3.57
Hong Kong	13,756,041	3.52
India	3,930,369	1.01
Israel	14,221,232	3.64
Japan	42,377,705	10.83
Mexico	7,993,186	2.04
Netherlands	10,751,889	2.75
Singapore	2,929,735	0.74
Spain	17,431,564	4.46
Sweden	2,042,053	0.52
Switzerland	62,935,792	16.11
Taiwan	17,903,617	4.58
United Kingdom	43,977,126	11.25
United States(1)	36,174,866	9.87
	$388,550,466	100.00%

(1) Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2008
(Unaudited)

	Number	Market	Percent
	of	Value	of Net
	Shares	in Dollars	Assets
COMMON STOCKS

Agricultural Chemicals
Monsanto Company	1,526	$107,354	1.01%

Building Products - Cement/Aggregates
CEMEX, S.A.B. de C.V. Spon. ADR*	18,141	165,809	1.55

Chemicals - Specialty
Ecolab, Inc.	8,143	286,226	2.68

Commercial Banks - Non-U.S.
Industrial and Commercial Bank of China Ltd. - Cl. H	527,500	280,058	2.62

Commercial Services - Finance
MasterCard, Inc. - Cl. A	1,472	210,393	1.97
Visa, Inc. - Cl. A	6,691	350,943	3.29
		561,336	5.26
Computers
Hewlett-Packard Company	8,570	311,005	2.92

Engineering/R&D Services
ABB Ltd. Spon. ADR	21,977	329,875	3.09
AECOM Technology Corporation*	2,578	79,222	0.74
		409,097	3.83
Fiduciary Banks
State Street Corporation	7,587	298,397	2.80

Finance - Investment Banker/Broker
Duff & Phelps Corporation - Cl. A*	11,250	215,100	2.02

Investment Management/Advisory Services
Oaktree Capital Group, LLC - Cl. A 144a†	21,900	394,200	3.69

Medical - Biomedical/Genetic
Gilead Sciences, Inc.*	8,975	458,982	4.30

Oil & Gas Drilling
Pride International, Inc.*	13,288	212,342	1.99

Oil Companies - Exploration & Production
Devon Energy Corporation	3,263	214,412	2.01

Power Conversion/Supply Equipment
Energy Conversion Devices, Inc.*	4,472	112,739	1.06

Real Estate Management/Services
E-House China Holdings Ltd. Spon. ADR*	20,500	166,050	1.56

Retail - Discount
BJ's Wholesale Club, Inc.*	7,515	257,464	2.41
Costco Wholesale Corporation	2,008	105,420	0.99
Target Corporation	4,170	143,990	1.35
		506,874	4.75
Retail - Drug Store
CVS Caremark Corporation	13,004	373,735	3.50

Retail - Restaurants
Burger King Holdings, Inc.	23,722	566,481	5.31
McDonald's Corporation	3,379	210,140	1.97
		776,621	7.28
Savings & Loans/Thrifts
Meta Financial Group, Inc.	29,255	263,295	2.47

Steel - Producers
Steel Dynamics, Inc.	13,459	150,472	1.41

Super-Regional Banks - U.S.
U.S. Bancorp	18,127	453,356	4.25
Wells Fargo & Company	16,526	487,186	4.57
		940,542	8.82
Transportation - Rail
America Latina Logistica S.A.	36,021	154,464	1.45
Norfolk Southern Corporation	9,335	439,212	4.11
		593,676	5.56
Wireless Equipment
QUALCOMM, Inc.	7,614	272,810	2.56

TOTAL COMMON STOCKS
(Cost $8,612,918)		8,071,132	75.65

CONVERTIBLE CORPORATE BONDS

REITS - Warehouse/Industrial
ProLogis, 2.25%, 04/01/37	420,000	184,800	1.73

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $196,350)		184,800	1.73

CORPORATE BONDS

Electric - Integrated
Energy Future Holdings 144A, 10.875%, 11/01/17	300,000	213,000	2.00

TOTAL CORPORATE BONDS
(Cost $195,417)		213,000	2.00

PREFERRED STOCKS

Finance - Mortgage Loan/Banker
Countrywide Capital V, 7.00%, 11/01/36	15,091	258,660	2.43

Super-Regional Banks - U.S.
Wachovia Corporation, 8.00%, 12/31/49	28,975	636,291	5.96

TOTAL PREFERRED STOCKS
(Cost $680,126)		894,951	8.39

SHORT-TERM INVESTMENTS

SSgA Money Market Fund, 1.32%	1	1	0.00
SSgA Prime Money Market Funds, 1.28%	516,746	516,746	4.84
SSgA U.S. Government Money Market Fund, 0.14%	516,745	516,745	4.84
SSgA U.S. Treasury Money Market Fund, 0.04%	1	1	0.00

SHORT-TERM INVESTMENTS
(Cost $1,033,493)		1,033,493	9.68

TOTAL INVESTMENTS
(Cost $10,718,304)		10,397,376	97.45

Cash and Other Assets Less Liabilities		272,341	2.55

NET ASSETS		$10,669,717	100.00%

* Non-income producing.
† The security is valued at its fair value as determined in good faith by Marsico Capital Management, LLC, investment advisor to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

See notes to Schedule of Investments.

Marsico Global Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2008
(Unaudited)
	Number	Market	Percent
	of	Value	of Net
	Shares	in Dollars	Assets
COMMON STOCKS

Aerospace/Defense
Lockheed Martin Corporation	26,056	$2,190,788	2.08%
Raytheon Company	20,649	1,053,925	1.00
		3,244,713	3.08

Agricultural Chemicals
Monsanto Company	57,111	4,017,759	3.81

Applications Software
Citrix Systems, Inc.*	98,553	2,322,894	2.20

Brewery
Heineken Holding N.V.	106,474	3,041,389	2.89

Building Products - Cement/Aggregates
CEMEX, S.A.B. de C.V. Spon. ADR*	158,529	1,448,955	1.37

Chemicals - Specialty
Lonza Group AG	14,616	1,355,069	1.29

Commercial Banks - Non-U.S.
China Construction Bank Corporation - Cl. H	2,220,000	1,235,145	1.17
Industrial and Commercial Bank of China Ltd. - Cl. H	4,214,000	2,237,282	2.12
		3,472,427	3.29

Commercial Services - Finance
MasterCard, Inc. - Cl. A	37,667	5,383,744	5.11
Visa, Inc. - Cl. A	28,569	1,498,444	1.42
		6,882,188	6.53

Computers
Apple, Inc.*	14,366	1,226,138	1.16

Diversified Banking Institution
Credit Suisse Group AG	114,882	3,219,516	3.06
The Goldman Sachs Group, Inc.	39,482	3,331,886	3.16
JPMorgan Chase & Co.	168,943	5,326,773	5.05
		11,878,175	11.27

Engineering/R&D Services
ABB Ltd.	330,725	5,043,600	4.78
AECOM Technology Corporation*	42,124	1,294,471	1.23
		6,338,071	6.01

Food - Retail
Tesco PLC	594,624	3,096,218	2.94

Hotels & Motels
Mandarin Oriental International Ltd.	665,000	651,655	0.62
Starwood Hotels & Resorts Worldwide, Inc.	29,041	519,834	0.49
		1,171,489	1.11

Industrial Gases
Praxair, Inc.	18,059	1,071,982	1.02

Medical - Biomedical/Genetic
Gilead Sciences, Inc.*	49,280	2,520,179	2.39

Oil & Gas Drilling
Diamond Offshore Drilling, Inc.	4,825	284,386	0.27

Oil Companies - Integrated
BP PLC	194,451	1,501,049	1.42
Petroleo Brasileiro S.A. ADR	40,045	980,702	0.93
		2,481,751	2.35

Power Conversion/Supply Equipment
Energy Conversion Devices, Inc.*	34,156	861,073	0.82
Gamesa Corporación Tecnológica S.A.	83,082	1,514,851	1.44
Vestas Wind Systems A/S*	95,218	5,603,269	5.31
		7,979,193	7.57

Retail - Building Products
The Home Depot, Inc.	210,660	4,849,393	4.60

Retail - Discount
Costco Wholesale Corporation	114,359	6,003,847	5.70

Retail - Restaurants
McDonald's Corporation	9,778	608,094	0.58

Soap & Cleaning Preparations
Reckitt Benckiser Group PLC	40,490	1,517,196	1.44

Super-Regional Banks - U.S.
SunTrust Banks, Inc.	53,625	1,584,083	1.51
U.S. Bancorp	167,789	4,196,403	3.98
Wells Fargo & Company	174,819	5,153,664	4.89
		10,934,150	10.38

Transportation - Rail
America Latina Logistica S.A.	130,333	558,889	0.53
Canadian National Railway Company	88,468	3,252,084	3.09
		3,810,973	3.62

Transportation - Services
Kuehne + Nagel International AG	19,792	1,281,894	1.22

Wireless Equipment
QUALCOMM, Inc.	59,891	2,145,895	2.04

TOTAL COMMON STOCKS
(Cost $107,003,534)		94,984,418	90.13

SHORT-TERM INVESTMENTS

SSgA Prime Money Market Funds, 1.28%	4,681,081	4,681,081	4.44
SSgA U.S. Government Money Market Fund, 0.14%	4,983,113	4,983,113	4.73
SSgA U.S. Treasury Money Market Fund, 0.04%	1	1	0.00

SHORT-TERM INVESTMENTS
(Cost $9,664,195)		9,664,195	9.17

TOTAL INVESTMENTS
(Cost $116,667,729)		104,648,613	99.30

Cash and Other Assets Less Liabilities		740,943	0.70

NET ASSETS		$105,389,556	100.00%

* Non-income producing.
See notes to Schedule of Investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Brazil	$1,539,591	1.46
Canada	3,252,084	3.09
China	3,472,427	3.29
Denmark	5,603,269	5.31
Hong Kong	651,655	0.62
Mexico	1,448,955	1.37
Netherlands	3,041,389	2.89
Spain	1,514,851	1.44
Switzerland	10,900,079	10.35
United Kingdom	6,114,463	5.80
United States(1)	67,109,850	64.38
	$104,648,613	100.00%

(1) Includes short-term securities.

Notes to Schedule of Investments

Investment Valuation - A security traded on a recognized stock exchange is valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale is reported on the valuation date, the most current bid price will generally be used.  Other securities for which over-the-counter market quotations are readily available are valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500 Index.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Values of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

The Focus Fund, Growth Fund, 21st Century Fund and International Opportunities Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on October 1, 2007. The Flexible Capital Fund and Global Fund adopted FIN 48 at their respective inception dates. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more likely-than-not” standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations contained in the Funds' Annual and Semi-Anuual Reports.

FIN 48 requires management of the Funds to analyze all open tax years, fiscal years 2005-2007 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2008 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund

Cost of Investments	$2,675,454,904	$1,300,515,852	$1,595,952,651	$517,925,495	$11,419,775	$122,374,677

Gross Unrealized Appreciation	$228,860,292	$184,457,875	$30,024,730	$15,346,254	$609,344	$12,502
Gross Unrealized Depreciation	(473,600,768)	(207,030,282)	(424,109,046)	(144,721,283)	(1,631,743)	(17,738,566)

Net Unrealized Depreciation on investments	$(244,740,476)	$(22,572,407)	$(394,084,316)	$(129,375,029)	$(1,022,399)	$(17,726,064)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Financial Accounting Standards No. 157 - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007.  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted FAS 157 as of October 1, 2008.  Under FAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

Fund	Level 1	Level 2*	Level 3	Total
Focus Fund	$2,363,546,553	$67,167,875	-	$2,430,714,428
Growth Fund	1,239,459,442	38,484,003	-	1,277,943,445
21st Century Fund	1,070,116,350	131,751,985	-	1,201,868,335
International Opportunities Fund	110,056,731	278,493,735	-	388,550,466
Flexible Capital Fund	9,325,317	1,072,059	-	10,397,376
Global Fund	73,350,480	31,298,133	-	104,648,613

*  In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to a significant change in the value of U.S.-traded securities, as measured by the S&P 500 Index.  In this circumstance, such securities are included in the Level 2 category.

Item 2.  Controls and Procedures

a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended December 31, 2008 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

/s/ Thomas F. Marsico
Thomas F. Marsico
President and Chief Executive Officer
Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Thomas F. Marsico
Thomas F. Marsico
President and Chief Executive Officer
Date: February 27, 2009

/s/ Christopher J. Marsico
Christopher J. Marsico
Vice President and Treasurer
Date: February 27, 2009